Share Incentive Plan - Schedule of Share-based Compensation Expense Recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share based compensation expense (reversal)		¥ 7,181	¥ 768
Cost of Revenues
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share based compensation expense (reversal)	¥ 0	33	101
Selling and Marketing Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share based compensation expense (reversal)	0	4,166	(14)
General and Administrative Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share based compensation expense (reversal)	¥ 0	¥ 2,982	¥ 681